Inventories	12 Months Ended
Mar. 31, 2014
Inventories

(4) Inventories

Inventories at March 31, 2013 and 2014 were composed of the following:

	Yen (Millions)
	2013	2014
Finished goods	¥6,485	6,509
Work in process	11,378	11,467
Raw materials and supplies	13,986	12,224

	¥31,849	30,200